PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudted)
1
Voya Global Perspectives
®
Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
110,170  Voya Global Bond
Fund - Class R6
$ 782,210
10.1
106,232  Voya GNMA Income
Fund - Class R6
799,924
10.3
90,547  Voya High Yield
Portfolio - Class I
787,755
10.1
25,408  Voya Index Plus
LargeCap Portfolio
- Class I
745,458
9.6
55,330  Voya International
Index Portfolio - Class I
792,324
10.2
136,291
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
699,175
9.0
59,956  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
804,608
10.4
52,499  Voya Small Company
Portfolio - Class R6
742,856
9.6
87,620  Voya U.S. Bond Index
Portfolio - Class I
795,590
10.2
80,612  VY
®
CBRE Global
Real Estate Portfolio
- Class I
811,762
10.5
Total Mutual Funds
(Cost $7,368,482)
7,761,662
100.0
Total Investments in
Securities
(Cost $7,368,482) $ 7,761,662 100.0
Liabilities in Excess
of Other Assets (2,805) 0.0
Net Assets $ 7,758,857 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudted) (continued)
2
Voya Global Perspectives
®
Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Mutual Funds $ 7,761,662 $ — $ — $ 7,761,662
Total Investments, at fair value $ 7,761,662 $ — $ — $ 7,761,662
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 925,926 $ 59,607 $ (172,196) $ (31,127) $ 782,210 $ 9,980 $ 8,759 $ —
Voya GNMA Income Fund - Class
R6
931,363 52,217 (176,053) (7,603) 799,924 8,898 4,902 —
Voya High Yield Portfolio - Class I
935,625 50,351 (178,663) (19,558) 787,755 12,440 2,292 —
Voya Index Plus LargeCap
Portfolio - Class I
941,381 25,010 (153,849) (67,084) 745,458 — 28,817 —
Voya International Index Portfolio
- Class I
960,520 25,009 (164,433) (28,772) 792,324 — 48,934 —
Voya MidCap Opportunities
Portfolio - Class R6
881,411 58,169 (157,970) (82,435) 699,175 — 22,985 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
995,355 25,009 (210,905) (4,851) 804,608 — 64,013 —
Voya Small Company Portfolio -
Class R6
942,888 25,009 (169,558) (55,483) 742,856 — 31,204 —
Voya U.S. Bond Index Portfolio -
Class I
927,236 55,915 (177,690) (9,871) 795,590 8,360 3,265 —
VY
®
CBRE Global Real Estate
Portfolio - Class I
919,546 83,909 (162,445) (29,248) 811,762 27,929 18,510 6,001
$ 9,361,251 $ 460,205 $ (1,723,762) $ (336,032) $ 7,761,662 $ 67,607 $ 233,681 $ 6,001
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 433,023
Gross Unrealized Depreciation (39,843)
Net Unrealized Appreciation $ 393,180